Other Assets - Summary of Other Assets (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Contract costs [member]
Disclosure of other assets [line items]
Capitalized costs	¥ 1,744